SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee defined contribution plan expensed	$ 7,716	$ 9,206
Depreciation of mining machines (in percent)	0.00%
Estimated useful lives of mining machines	3 years